EARNINGS PER COMMON SHARE COMPUTATION - Schedule of Details Supporting Computation of Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income available for common stockholders	$ 614	$ 1,276	$ 1,147
Weighted-average outstanding shares of common stock used to compute basic earnings per common share	149,375	149,455	154,187
Shares used to compute diluted earnings per common share	150,917	151,142	155,874
Basic earnings per common share (in dollars per share)	$ 4.11	$ 8.54	$ 7.44
Diluted earnings per common share (in dollars per share)	$ 4.07	$ 8.44	$ 7.36
Number of antidilutive stock options and restricted stock awards excluded from computation	748	415	320
Employee stock options
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dilutive effect of employee stock options and restricted stock	219	192	230
Restricted stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dilutive effect of employee stock options and restricted stock	1,323	1,495	1,457